Impairment Charge (Tables)	12 Months Ended
Dec. 31, 2025
Loan Loss Charges [Abstract]
Summary of Loan Loss Charges
The following items are included in the account as of the indicated dates:

	12.31.25	12.31.24	12.31.23
Expected credit loss allowance	(2,812,682,658)	(1,119,786,999)	(529,586,977)
Direct charge offs	(134,544,691)	(15,214,965)	(16,653,219)
Total	(2,947,227,349)	(1,135,001,964)	(546,240,196)